Securities, Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 45,881
Due in one to five years	45,897
Due in five to ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	164,525
Amortized Cost	256,303	$ 281,570
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	45,808
Due in one to five years	46,095
Due in five to ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	162,003
Estimated Fair Value	253,906	268,120
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due in one year or less	633
Due in one to five years	2,478
Due in five to ten years	2,342
Due after ten years	0
Agency mortgage-backed securities, residential	0
Amortized Cost	5,453	7,050
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due in one year or less	620
Due in one to five years	2,343
Due in five to ten years	2,111
Due after ten years	0
Agency mortgage-backed securities, residential	0
Estimated Fair Value	$ 5,074	$ 6,420